Cover	Apr. 19, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2024
Entity File Number	001-41108
Entity Registrant Name	Capitalworks Emerging Markets Acquisition Corp
Entity Central Index Key	0001865248
Entity Tax Identification Number	98-1598114
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	44320 Osgood Road
Entity Address, City or Town	Freemont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94539
City Area Code	202
Local Phone Number	741-3677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Par Value Dollar 0. 0001 Per Share And Onehalf Of One Redeemable Warrantt [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	CMCAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CMCA
Security Exchange Name	NASDAQ
Redeemable Warrants Included Aas Part Of The Units Each Whole War Exer For One Class A Ordinary Share At An Eexercise Price Of Dollar 11. 50 Per [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise
Trading Symbol	CMCAW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105